ACQUISITION (Details) - TMAC Resources Inc. $ in Thousands	Feb. 02, 2021 USD ($) $ / shares
ACQUISITION
Share Purchased Price Per Share At Acquisition Date | $ / shares	$ 2.20
Purchase of TMAC | $	$ 225,580